SEGMENT INFORMATION - Revenue Disaggregated by Service (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 670,514	$ 705,382	$ 688,685	$ 641,220	$ 646,762	$ 660,649	$ 637,928	$ 587,709	$ 2,705,801	$ 2,533,048	$ 1,952,607
Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									1,326,205	1,132,241	736,386
Operating Segments | Vimeo
Segment Reporting Information [Line Items]
Revenues									196,015	159,641	103,332
Operating Segments | Dotdash
Segment Reporting Information [Line Items]
Revenues									167,594	130,991	90,890
Operating Segments | Search
Segment Reporting Information [Line Items]
Revenues									742,184	823,950	738,474
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									274,107	286,586	284,132
North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									1,249,892	1,062,171	678,897
Europe | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									76,313	70,070	57,489
Marketplace | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									38,950	19,665	0
Marketplace | North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									985,210	774,495	581,414
Consumer Connection | North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									913,533	704,341	521,481
Membership Subscription | North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									64,706	66,214	56,135
Other | North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									6,971	3,940	3,798
Advertising and Other | North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									264,682	287,676	97,483
Advertising and Other | Europe | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									2,471	1,795	884
Consumer Connection | Europe | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									59,611	50,913	40,009
Membership Subscription | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									194,362	102,592	25,554
Membership Subscription | Europe | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									14,231	17,362	16,596
Service | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									3,881	22,142	27,465
Platform | Operating Segments | Vimeo
Segment Reporting Information [Line Items]
Revenues									193,736	146,665	99,650
Hardware | Operating Segments | Vimeo
Segment Reporting Information [Line Items]
Revenues									2,279	12,976	3,682
Advertising | Operating Segments | Dotdash
Segment Reporting Information [Line Items]
Revenues									126,487	103,704	76,316
Advertising | Operating Segments | Search
Segment Reporting Information [Line Items]
Revenues									725,994	802,469	703,186
Advertising | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									27,858	78,712	91,706
Google Advertising | Operating Segments | Search
Segment Reporting Information [Line Items]
Revenues									678,438	770,494	689,633
Google Advertising | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									4,486	14,393	16,716
Other | Operating Segments | Search
Segment Reporting Information [Line Items]
Revenues									47,556	31,975	13,553
Other | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									23,372	64,319	74,990
Affiliate Commerce Commission | Operating Segments | Dotdash
Segment Reporting Information [Line Items]
Revenues									41,107	27,287	14,574
Media Production and Distribution | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									8,897	61,717	138,006
Other | Operating Segments | Search
Segment Reporting Information [Line Items]
Revenues									16,190	21,481	35,288
Other | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									$ 159	$ 1,758	$ 1,401